Risk Management - Disclosure of assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,204,773	£ 1,172,063
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,860)	(4,514)
Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(300)	0
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 144,827	£ 146,201
Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	4.90%	5.80%
Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,033	£ 4,091
Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(489)	(236)
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	19,749	£ 24,511
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,970
Coverage ratio	4.30%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,192	£ 2,034
Coverage ratio	5.00%	5.70%
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 22,306	£ 27,287	£ 27,678
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,241	0
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,308	2,158
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,557)	(2,776)	(2,276)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(271)	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(116)	(124)
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,918	3,366
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,328	£ 1,821
Coverage ratio	6.80%	5.80%
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,949	£ 3,411	7,962
Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,425	1,933
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(31)	(45)	(238)
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(97)	(112)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	116,204	£ 110,322
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 54
Coverage ratio	8.50%	0.00%
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116,995	£ 111,158	111,545
Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	59	0
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(791)	(836)	(872)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5)	£ 0
Stage 1 | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.20%	1.10%
Stage 1 | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 132,689	£ 133,262
Stage 1 | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,586	3,182
Stage 1 | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(491)	(610)
Stage 1 | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (99)	£ (35)
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.20%	0.00%
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.90%	0.90%
Stage 1 | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17,629	£ 22,315	22,669
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,495	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,908	1,621
Stage 1 | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(334)	(412)	(331)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(64)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (18)	£ (15)
Stage 1 | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.40%	1.30%
Stage 1 | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,329	£ 2,734	6,915
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,134	1,561
Stage 1 | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	(8)	(38)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (16)	£ (20)
Stage 1 | Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.00%	0.00%
Stage 1 | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 107,194	£ 100,956	100,121
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	0
Stage 1 | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(144)	(179)	(304)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ 0
Stage 2 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	18.40%	10.00%
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,654	£ 13,175
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,225	733
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,063)	(1,477)
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (226)	£ (73)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	23.40%	0.00%
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	9.40%	9.20%
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,953	£ 3,450	3,880
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	689	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	307	445
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(807)	(1,138)	(1,127)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(161)	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (29)	£ (41)
Stage 2 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	15.00%	11.10%
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 404	£ 369	524
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	220	288
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(2)	(29)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (33)	£ (32)
Stage 2 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	33.30%	0.00%
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 8,147	£ 8,967	10,484
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	9	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(254)	(309)	(275)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3)	£ 0
Stage 3 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	73.90%	72.70%
Stage 3 | Lifetime expected credit losses | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,904	£ 3,781
Stage 3 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	222	176
Stage 3 | Lifetime expected credit losses | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,866)	(1,930)
Stage 3 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (164)	£ (128)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	80.70%	0.00%
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	74.20%	73.90%
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,724	£ 1,522	1,129
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	93	92
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,416)	(1,226)	(818)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(46)	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (69)	£ (68)
Stage 3 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	67.60%	71.40%
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 216	£ 308	523
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	71	84
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(25)	(35)	(171)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (48)	£ (60)
Stage 3 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	100.00%	0.00%
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,654	£ 1,235	940
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(393)	(348)	£ (293)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ 0